Consolidated statement of cash flows - GBP (£)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Cash generated from operations		£ 216,184,000	£ 107,498,000	£ 117,461,000
Interest paid		(38,845,000)	(37,198,000)	(37,225,000)
Interest received		2,084,000	3,350,000	1,686,000
Tax paid		(708,000)	(948,000)	3,749,000
Net cash inflow from operating activities		178,715,000	72,702,000	85,671,000
Cash flows from investing activities
Payments for property, plant and equipment		(85,919,000)	(44,721,000)	(17,511,000)
Payments for intangible assets	[1]	(292,267,000)	(278,746,000)	(190,721,000)
Proceeds from sale of intangible assets	[1]	148,612,000	48,792,000	37,028,000
Net cash outflow from investing activities		(229,574,000)	(274,675,000)	(171,204,000)
Cash flows from financing activities
Proceeds from revolving facility		225,000,000	230,000,000	160,000,000
Repayment of revolving facility		(275,000,000)	(100,000,000)	(230,000,000)
Proceeds from refinanced senior secured notes		414,406,000
Repayment of refinanced senior secured notes		(320,223,000)
Proceeds from issue of shares			79,985,000	158,542,000
Principal elements of lease payments		(1,714,000)	(403,000)	(976,000)
Debt issue costs paid		(7,161,000)		(1,335,000)
Net cash inflow from financing activities		35,308,000	209,582,000	86,231,000
Effect of exchange rate changes on cash and cash equivalents		(3,308,000)	4,947,000	(3,168,000)
Net (decrease)/increase in cash and cash equivalents		(18,859,000)	12,556,000	(2,470,000)
Cash and cash equivalents at beginning of year		86,105,000	73,549,000	76,019,000
Cash and cash equivalents at end of year		£ 67,246,000	£ 86,105,000	£ 73,549,000

[1]	Payments and proceeds for intangible assets primarily relate to player and key football management staff registrations. When acquiring or selling players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year. Details of registrations additions and disposals are provided in Note 16. Trade payables in relation to the acquisition of registrations at the reporting date are provided in Note 24. Trade receivables in relation to the disposal of registrations at the reporting date are provided in Note 19.